CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net loss from continuing operations	¥ (63,816)	$ (9,252)	¥ (42,625)	¥ (7,674)
Net (loss) income from discontinued operations	(34,871)	(5,056)	44,629	(56,307)
Adjustments to reconcile net (loss)/income to net cash provided by/(used in) operating activities:
Depreciation and amortization	1,561	226	2,408	4,218
Amortization of operating lease right-of-use asset	24,272	3,519	21,604	20,574
Lease termination and modification gain	(5,212)	(756)	0	0
Share-based compensation expense	7,468	1,083	883	947
Bad debt provision	1,124	163	4,790	3,496
Impairment loss	4,534	657		6,599
Interest expense			(77)	(64)
Deferred income tax benefit			(3,457)	(5,918)
Loss on disposal of subsidiaries	1,124	163
Gain from bargain purchase				(40,273)
Gain from forgiven PPP loan			(9,305)
Changes in operating assets and liabilities:
Accounts receivable	(2,863)	(415)	(10,366)	(738)
Prepaid and other current assets	5,437	788	926	(3,189)
Other non-current assets	4,978	722	7,011	(3,886)
Accounts payable	(1,638)	(237)	9,404	2,767
Accrued and other liabilities	5,929	860	20,141	14,329
Income tax payable			(978)	(562)
Deferred revenue	(5,388)	(781)	545	(7,070)
Operating lease liabilities	(16,454)	(2,386)	(21,085)	(15,587)
Other non-current liabilities				104
Net cash used in operating activities, continuing operations	(38,944)	(5,646)	(20,181)	(31,927)
Net cash provided by (used in) operating activities, discontinued operations	(24,843)	(3,602)	4,247	36,739
Cash flows from investing activities
Purchase of property and equipment				(253)
Proceeds from sale of property and equipment			121
(Increase) in restricted cash				(13,051)
Proceeds from sale of intangible assets			83
Purchase of subsidiaries, net of cash acquired				37,622
Net cash provided by investing activities, continuing operations			204	24,318
Net cash (used in) provided by investing activities, discontinued operations	(134,430)	(19,491)	106,992	(122,831)
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of expenses				35,578
Proceeds from minority shareholder capital injection			100
Proceeds from short-term borrowing	20,791	3,014
Proceeds from long-term borrowing				9,594
Funding provided to discontinued operations			(631)	(4,656)
Net cash provided by (used in) financing activities, continuing operations	20,791	3,014	(531)	40,516
Net cash provided by financing activities, discontinued operations	14,070	2,040	6,369	14,656
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(692)	(100)	206	574
Cash, cash equivalents and restricted cash at beginning of year	216,951	31,455	119,645	157,600
Cash, cash equivalents and restricted cash at end of year	52,903	7,670	216,951	119,645
Less: Cash, restricted cash and cash equivalents discontinued operations			(190,198)	(73,568)
Net change in cash, cash equivalents and restricted cash	(164,048)	(23,785)	97,306	(37,955)
Cash, cash equivalents and restricted cash at end of year from continuing operations	52,903		26,753	46,077
Supplemental disclosure of cash flow information
Interest paid	(10)	(1)
Supplemental disclosure of non-cash investing and financing activities:
Derecognition of assets other than cash of disposed subsidiaries/deregistered subsidiaries	427	62
Derecognition of liabilities of disposed subsidiaries/deregistered subsidiaries, net of recognized amount due to the disposed subsidiaries/deregistered subsidiaries	594	86
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities			¥ 8,560	¥ 75,631
Receivable from sale of discontinued operations	¥ 41,787	$ 6,058